UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment 		[   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue	Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Sr. Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 January 31, 2012

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	112

Form 13F Information Table Value Total:	$388,371,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      763    13571 SH       Sole                    13571
Actuant Corp Cl A (formerly Ap COM              00508X203     6154   271201 SH       Sole                   271201
Affiliated Managers Group      COM              008252108      292     3040 SH       Sole                     3040
Altria Group Inc               COM              02209S103      240     8100 SH       Sole                     8100
Annaly Capital Management Inc. COM              035710409      298    18687 SH       Sole                    18687
Apache Corp                    COM              037411105     5087    56159 SH       Sole                    56159
Apple Computer                 COM              037833100    17418    43007 SH       Sole                    43007
Ball Corporation               COM              058498106     6382   178724 SH       Sole                   178724
Berkshire Hathaway Class B     COM              084670702     7787   102059 SH       Sole                   102059
Boeing                         COM              097023105      348     4744 SH       Sole                     4744
Broadcom Corp - Cl A           COM              111320107     6014   204844 SH       Sole                   204844
CVS Corporation                COM              126650100      341     8364 SH       Sole                     8364
Celgene Corp                   COM              151020104     9478   140214 SH       Sole                   140214
Cerner Corp                    COM              156782104     6956   113568 SH       Sole                   113568
Chevron Corp                   COM              166764100    14062   132163 SH       Sole                   132163
Cisco Systems Inc              COM              17275R102     6757   373722 SH       Sole                   373722
Coca Cola Co.                  COM              191216100      591     8450 SH       Sole                     8450
Colgate-Palmolive Company      COM              194162103      395     4278 SH       Sole                     4278
ConocoPhillips                 COM              20825C104    13233   181599 SH       Sole                   181599
Consumer Discretionary Select  COM              81369y407      388     9931 SH       Sole                     9931
Costco Wholesale               COM              22160K105      676     8117 SH       Sole                     8117
Danaher Corp                   COM              235851102     8298   176404 SH       Sole                   176404
EMC Corporation                COM              268648102    10803   501548 SH       Sole                   501548
EQT Corp                       COM              26884L109    10292   187843 SH       Sole                   187843
Emerson Electric               COM              291011104      391     8400 SH       Sole                     8400
Energy Select Sector SPDR Fund COM              81369y506     1603    23192 SH       Sole                    23192
Exxon Mobil Corp               COM              30231G102      708     8355 SH       Sole                     8355
Financial Select Sector SPDR F COM              81369y605    13601  1046216 SH       Sole                  1046216
General Electric               COM              369604103      566    31615 SH       Sole                    31615
Goldman Sachs                  COM              38141G104     4062    44924 SH       Sole                    44924
Google Inc                     COM              38259P508    11660    18053 SH       Sole                    18053
Gorman-Rupp                    COM              383082104      238     8750 SH       Sole                     8750
Healthcare Select Sector SPDR  COM              81369y209     7887   227370 SH       Sole                   227370
Heinz H J Co.                  COM              423074103      248     4587 SH       Sole                     4587
Home Depot                     COM              437076102      480    11417 SH       Sole                    11417
I. B. M.                       COM              459200101      990     5384 SH       Sole                     5384
IShares Russell 1000 Growth    COM              464287614     1177    20367 SH       Sole                    20367
Industrial Select Sector SPDR  COM              81369y704      255     7553 SH       Sole                     7553
Intel Corp                     COM              458140100      438    18049 SH       Sole                    18049
JP Morgan Chase & Co           COM              46625H100     1454    43724 SH       Sole                    43724
Kimberly Clark Corp.           COM              494368103      456     6196 SH       Sole                     6196
Kraft Foods Inc                COM              50075n104      517    13842 SH       Sole                    13842
LKQ Corp                       COM              501889208     7967   264845 SH       Sole                   264845
Las Vegas Sands Corp           COM              517834107     3026    70817 SH       Sole                    70817
Lowe's Companies               COM              548661107     7536   296931 SH       Sole                   296931
Materials Select Sector SPDR F COM              81369y100      614    18316 SH       Sole                    18316
Mattel Inc                     COM              577081102      242     8733 SH       Sole                     8733
MetLife, Inc.                  COM              59156R108     1293    41471 SH       Sole                    41471
Microsoft                      COM              594918104    10684   411569 SH       Sole                   411569
Nike Inc Class B               COM              654106103     4601    47744 SH       Sole                    47744
Nordstrom Inc                  COM              655664100      352     7088 SH       Sole                     7088
Paccar Inc                     COM              693718108      296     7903 SH       Sole                     7903
Parker Hannifin Corp           COM              701094104     8103   106263 SH       Sole                   106263
Paychex Inc                    COM              704326107      306    10160 SH       Sole                    10160
PepsiCo Inc.                   COM              713448108     9450   142422 SH       Sole                   142422
Pfizer Inc.                    COM              717081103      470    21742 SH       Sole                    21742
Philip Morris International In COM              718172109      979    12479 SH       Sole                    12479
Powershares Wilderhill Clean E COM              73935X500      127    25000 SH       Sole                    25000
Procter & Gamble               COM              742718109     9098   136380 SH       Sole                   136380
Qualcomm Inc                   COM              747525103    13157   240530 SH       Sole                   240530
RPM International Inc          COM              749685103      401    16334 SH       Sole                    16334
Real Estate Investment Trust E COM              922908553      232     3994 SH       Sole                     3994
S&P 500 Depository Receipt     COM              78462F103     8611    68611 SH       Sole                    68611
S&P Mid-Cap 400 ETF            COM              78467Y107     1852    11615 SH       Sole                    11615
S&P Small-Cap 600 iShares Trus COM              464287804     1340    19614 SH       Sole                    19614
SPDR S&P Dividend ETF          COM              78464a763     7516   139527 SH       Sole                   139527
St Jude Medical, Inc.          COM              790849103     1998    58239 SH       Sole                    58239
Starbucks Corporation          COM              855244109    10359   225147 SH       Sole                   225147
Target Corp                    COM              87612E106     8005   156293 SH       Sole                   156293
Technology Select Sector SPDR  COM              81369y803     2326    91395 SH       Sole                    91395
Vanguard Total Stock Mkt ETF   COM              922908769     1073    16682 SH       Sole                    16682
Varian Medical Sys             COM              92220P105      373     5560 SH       Sole                     5560
Verizon Communications Inc     COM              92343V104      297     7401 SH       Sole                     7401
Visa Inc - Cl A                COM              92826c839    15037   148106 SH       Sole                   148106
W W Grainger Inc               COM              384802104      384     2050 SH       Sole                     2050
Waste Management, Inc.         COM              94106L109      327    10003 SH       Sole                    10003
iShares Russell 2000 Index Fun COM              464287655      466     6315 SH       Sole                     6315
Cooper Industries PLC          INTL EQ          g24140108     6917   127739 SH       Sole                   127739
Nestle SA ADR                  INTL EQ          641069406     9585   165977 SH       Sole                   165977
Novartis AG - ADR              INTL EQ          66987V109      214     3745 SH       Sole                     3745
Royal Dutch Shell Spons ADR    INTL EQ          780259206      349     4777 SH       Sole                     4777
SPDR DJ Wilshire Intl Real Est INTL EQ          78463X863      228     7173 SH       Sole                     7173
SPDR S&P International Small C INTL EQ          78463x871      428    17017 SH       Sole                    17017
Schlumberger Ltd.              INTL EQ          806857108     8577   125556 SH       Sole                   125556
Select Emerging Markets ETF- V INTL EQ          922042858     7730   202314 SH       Sole                   202314
Telefonica SA - Spons ADR      INTL EQ          879382208      180    10500 SH       Sole                    10500
Teva Pharmaceutical            INTL EQ          881624209     7878   195199 SH       Sole                   195199
Vanguard FSTE All-World Ex-U   INTL EQ          922042775     2909    73378 SH       Sole                    73378
Vodafone Group PLC Spons ADR   INTL EQ          92857w209     8647   308506 SH       Sole                   308506
iShares S&P Global Utilities E INTL EQ          464288711      615    14675 SH       Sole                    14675
American Capital World Growth  Eq Fund          140543109      243     7566 SH       Sole                     7566
American High Income Trust - A Eq Fund          026547109      248    23300 SH       Sole                    23300
BlackRock Strategic Inc Oppty  Eq Fund          09256h310      123    12935 SH       Sole                    12935
Columbia Acorn Fund Z          Eq Fund          197199409      364    13210 SH       Sole                    13210
Vanguard Small Cap Growth Inde Eq Fund          922908827      290    13486 SH       Sole                    13486
WHV International Equity Fund  Eq Fund          360873863      293    16596 SH       Sole                    16596
Vanguard Short-Term Bond ETF   Bond Txbl ETF    921937827     1290    15960 SH       Sole                    15960
Vanguard Short-Term Corp Bond  Bond Txbl ETF    92206c409     3212    41249 SH       Sole                    41249
Vanguard Total Bond Market ETF Bond Txbl ETF    921937835      353     4221 SH       Sole                     4221
iShares Barclays 1-3 Yr Treasu Bond Txbl ETF    464287457      420     4973 SH       Sole                     4973
iShares Barclays 3-7 Yr Treasu Bond Txbl ETF    464288661      261     2142 SH       Sole                     2142
iShares Barclays Aggregate Bon Bond Txbl ETF    464287226      934     8473 SH       Sole                     8473
iShares Barclays Int Gov-Credi Bond Txbl ETF    464288612     1049     9422 SH       Sole                     9422
iShares iBoxx Inv Grade Corp B Bond Txbl ETF    464287242      716     6292 SH       Sole                     6292
Nuveen Floating Rate Income Fu ETF              67072T108      570    52510 SH       Sole                    52510
S&P Small-Cap 600 Index iShare ETF              464287804      226     3306 SH       Sole                     3306
SPDR Gold Trust                ETF              78463V107      271     1786 SH       Sole                     1786
SPDR S&P Dividend ETF          ETF              78464a763     2040    37865 SH       Sole                    37865
WisdomTree Equity Income Fund  ETF              97717w208      358     8349 SH       Sole                     8349
iShares S&P Preferred Stock In ETF              464288687      463    12995 SH       Sole                    12995
SPDR S&P Intl DVD ETF          ETF FOR          78463x772      924    19880 SH       Sole                    19880
WisdomTree Emerging Mkt Equity ETF FOR          97717w315      779    15194 SH       Sole                    15194